PRE-OPENING EXPENSES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PRE-OPENING EXPENSES
Rents	¥ 251		¥ 460	¥ 221
Personnel costs	15		14	18
Others	22		28	16
Total	¥ 288	$ 44	¥ 502	¥ 255